Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Oct. 31, 2015	Jan. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of conversion of stock, description		Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.	Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Percentage of exercise price for warrant, description		The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.	The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Fair value of convertible debt			$ 688,562
Amortization of debt discount		$ 225,969	549,531
Interest expense related to amortization of debt discount	$ 557		59,239
Additional debt discount		61,043	547,031
Unamortized debt discount related to derivative liability	0	0	0
Change in fair value of derivative liability		184,793
Derivative liability for warrants and convertible debt			3,293	$ 216,705	$ 78,277	$ 46,985
Resolution of derivative liabilities due to debt conversions		237,997	$ 833,583	$ 256,748
Warrants outstanding	940,884	$ 940,884
Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Volatility rate		170.00%	146.90%
Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Volatility rate		176.00%	155.80%
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	764,826	$ 764,826
Fair value of convertible debt	$ 246,143	$ 246,143